Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Related to the Grant of Certain Equity Awards
Our policy with respect to the regular long-term incentive awards for all eligible employees, including eligible NEOs, is to determine the target grant value and grant the award at the Compensation Committee’s regularly scheduled meeting during the first quarter of each year. The Compensation Committee believes that this allows for careful consideration of the prior year’s financial performance when determining the awards and is consistent with market practice. The Compensation Committee and senior management monitor our equity grant practices to evaluate whether such practices comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants, the Compensation Committee’s practice is to approve them at its meeting in February as part of the annual compensation review and after results for the preceding fiscal year become available. In addition, the Compensation Committee may occasionally make grants during the year as it deems appropriate, including with respect to new hires or promotions. We do not schedule equity grants in anticipation of the release of material non-public information (“MNPI”) nor do we time the release of MNPI based on equity grant dates. We did not grant any stock options in 2024.

Award Timing Method	Our policy with respect to the regular long-term incentive awards for all eligible employees, including eligible NEOs, is to determine the target grant value and grant the award at the Compensation Committee’s regularly scheduled meeting during the first quarter of each year. The Compensation Committee believes that this allows for careful consideration of the prior year’s financial performance when determining the awards and is consistent with market practice. The Compensation Committee and senior management monitor our equity grant practices to evaluate whether such practices comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants, the Compensation Committee’s practice is to approve them at its meeting in February as part of the annual compensation review and after results for the preceding fiscal year become available. In addition, the Compensation Committee may occasionally make grants during the year as it deems appropriate, including with respect to new hires or promotions.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not schedule equity grants in anticipation of the release of material non-public information (“MNPI”) nor do we time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false